Oinverse (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of Subsidiaries

		Equity interest
Entity	Domicile	12/31/2022	12/31/2021

On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Dover, DE, USA	100%	—
On Europe AG	Zurich, CH	100%	100%
On Experience 1 LLC	Dover, DE, USA	100%	100%
On Experience 2 LLC	Wilmington, DE, USA	100%	100%
On Experience 3 LLC	Wilmington, DE, USA	100%	100%
On Experience 4 LLC	Wilmington, DE, USA	100%	—
On Experience 5 LLC	Wilmington, DE, USA	100%	—
On Hong Kong Ltd.	Hong Kong, SAR of CN	100%	100%
On Inc.	Portland, OR, USA	100%	100%
On Italy S.r.l.	Milan, IT	100%	—
On Japan K.K.	Yokohama, JP	100%	100%
On Oceania Pty Ltd.	Melbourne, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
Brunner Mettler GmbH	Zurich, CH	100%	100%